Segmented Information - Related-party and Inter-Company Transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Oct. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Related party transactions	$ 0	$ 0
Inter-segment loans	126,000,000
Belize Electricity | Equity Method Investee
Related Party Transaction [Line Items]
Due from related party	22,000,000	28,000,000
Aitken Creek
Related Party Transaction [Line Items]
Intercompany revenue recognized	$ 38,000,000	$ 25,000,000
UNS Energy
Related Party Transaction [Line Items]
Intersegment loan, maximum borrowing capacity			$ 175